Segments and Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Percentage of Revenue Earned by Geographical Area Based on Drilling Location

	Years Ended December 31,
	2017	2016	2015
Gulf of Mexico	81.6%	56.9%	38.1%
Nigeria	11.2%	43.1%	60.3%
Other	7.2%	—%	1.6%